Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2012
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBUGX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSPX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Second Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGRX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFMRX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Third Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (Fourth Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX